Note 11 - Financial Instruments (Details Textual) $ in Thousands			6 Months Ended
	Feb. 21, 2020 USD ($)	Jan. 21, 2020 USD ($)	Jun. 30, 2020
Increase (Decrease) in Volatility Rate Applied			5.00%
Fair Value Assumptions Resulting Increase (Decrease) in Fair Value			23.70%
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			2.36
Interest Rate Swap [Member]
Derivative Instruments Not Designated as Hedging Instruments, Loss	$ 927	$ 405